Note 8 - Financial Expenses (Tables)	9 Months Ended
Sep. 30, 2018
Statement Line Items [Line Items]
Disclosure of total financial expenses [text block]
	Three-months ended September 30,		Nine-months ended September 30,
	2018	2017	2018	2017

Transaction costs – embedded derivatives	$-	$-	$-	$35,175
Accretion – preferred shares	-	393,425	-	2,479,161
Loss on re-measurement at fair value – embedded derivatives	-	29,007,078	-	77,902,663
Bank charges and other interest	4,106	2,468	12,949	10,303
Foreign exchange losses (gains)	(330)	12,986	58,592	13,437
Total financial expenses	$3,776	$29,415,957	$71,541	$80,440,739